UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2014 - June 30, 2015

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Kinder Morgan Management, LLC	11/20/2014	49455U100	KMR	To approve the KMR Merger Agreement	For	For	Issuer

				To approve the KMR Adjournment Proposal	For	For	Issuer

				To approve the KMP Merger Agreement	For	For	Issuer

				To approve the KMP Adjournment Proposal	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Energy Transfer Partners, L.P.	11/20/2014	29273R109	ETP
Approval of the Second Amended and Restated Energy Transfer Partners, L.P. 2008 Long-Term Incentive Plan (as it has been amended from time to time, the "LTIP"), which, among other things, provides for an increase in the maximum number of common units reserved and available for delivery with respect to awards under the LTIP to 10,000,000 common units (The "LTIP Proposal")
					For	For	Issuer

Approval of the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the special meeting to approve the LTIP Proposal
					For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Oiltanking Partners, L.P.	2/13/2015	678049107	OILT	The approval of the merger agreement	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Abengoa Yield PLC	Consent	G00349103	ABY	Consent to receive and access documents and information electronically via a website	For	N/A - No Management Recommendation	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Magellan Midstream Partners, L.P.	4/23/2015	559080106	MMP	Election of the following nominees: Robert G. Croyle Stacy P. Methvin Barry R. Pearl	For	For	Issuer

				Advisory resolution to approve executive compensation	For	For	Issuer

				Ratification of appointment of independent auditor	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Spectra Energy Corp	4/28/2015	847560109	SE	Election of Director: Gregory L. Ebel	For	For	Issuer

				Election of Director: F. Anthony Comper	For	For	Issuer

				Election of Director: Austin A. Adams	For	For	Issuer

				Election of Director: Joseph Alvarado	For	For	Issuer

				Election of Director: Pamela L. Carter	For	For	Issuer

				Election of Director: Clarence P. Cazalot Jr.	For	For	Issuer

				Election of Director: Peter B. Hamilton	For	For	Issuer

				Election of Director: Miranda C. Hubbs	For	For	Issuer

				Election of Director: Michael McShane	For	For	Issuer

				Election of Director: Michael G. Morris	For	For	Issuer

				Election of Director: Michael E. J. Phelps	For	For	Issuer

				Ratification of the appointment of Deloitte & Touche LLP as Spectra Energy Corp's independent registered public accounting firm for fiscal year 2015	For	For	Issuer

				An advisory resolution to approve executive compensation	For	For	Issuer

				Shareholder proposal concerning disclosure of political contributions	Against	For	Shareholder

				Shareholder proposal concerning disclosure of lobbying activities	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Transcanada Corporation	5/1/2015	89353D107	TRP
Election of Directors:
1. Kevin E. Benson
2. Derek H. Burney
3. Paule Gauthier
4. Russell K. Girling
5. S. Barry Jackson
6. Paula Rosput Reynolds
7. John Richels
8. Mary Pat Salomone
9. D. Michael G. Stewart
10. Siim A. Vanaselja
11. Richard E. Waugh
					For	For	Issuer

				Resolution to appoint KPMG LLP, Chartered Accountants as auditors and authorize the directors to fix their remuneration.	For	For	Issuer

				Resolution to accept TransCanada Corporation's approach to executive compensation.	For	For	Issuer

				Special resolution to amend the Articles of TransCanada Corporation to reduce the minimum number of directors to 8 and the maximum number of directors to 15.	For	For	Issuer

				Resolution confirming the amendments to By-Law Number 1 of TransCanada Corporation.	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
NRG Yield, Inc.	5/5/2015	62942X108	NYLD	Election of Directors: 1. David Crane 2. John F. Chlebowski 3. Kirkland B. Andrews 4. Brian R. Ford 5. Mauricio Gutierrez 6. Ferrell P. McClean 7. Christopher S. Sotos	For	For	Issuer

				To approve the adoption of amendments to the Company's Amended and Restated Certificate of Incorporation to establish the Class C common stock and Class D common stock.	For	For	Issuer

				To approve the adoption of amendments to the Company's Amended and Restated Certificate of Incorporation to effectuate the stock split.	For	For	Issuer

				To approve the Amended and Restated 2013 Equity Incentive Plan.	For	For	Issuer

				To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the 2015 fiscal year.	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Kinder Morgan, Inc.	5/7/2015	49456B101	KMI
Election of Directors:
1. Richard D. Kinder
2. Steven J. Kean
3. Ted A. Gardner
4. Anthony W. Hall, Jr.
5. Gary L. Hultquist
6. Ronald L. Kuehn, Jr.
7. Deborah A. Macdonald
8. Michael J. Miller
9. Michael C. Morgan
10. Arthur C. Reichstetter
11. Fayez Sarofim
12. C. Park Shaper
13. William A. Smith
14. Joel V. Staff
15. Robert F. Vagt
16. Perry M. Waughtal
					For	For	Issuer

				Approval of the Kinder Morgan, Inc. 2015 Amended and Restated Stock Incentive Plan.	For	For	Issuer

				Approval of the Amended and Restated Annual Incentive Plan of Kinder Morgan, Inc.	For	For	Issuer

				Advisory vote to approve executive compensation.	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for 2015.	For	For	Issuer

				Approval of the Amended and Restated Certificate of Incorporation of Kinder Morgan, Inc.	For	For	Issuer

				Stockholder proposal relating to a report on the company's response to climate change.	Against	For	Shareholder

				Stockholder proposal relating to a report on methane emissions.	Against	For	Shareholder

				Stockholder proposal relating to an annual sustainability report.	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Abengoa Yield PLC	5/8/2015	G00349103	ABY	To receive the accounts and reports of the directors and auditors for the year ended 31 December 2014	For	For	Issuer

				To approve the directors' remuneration report, other than the directors' remuneration policy, for the year ended 31 December 2014	For	For	Issuer

				To approve the directors' remuneration policy	For	For	Issuer

				To appoint Javier Garoz Neira as a director	For	For	Issuer

				To reappoint Deloitte LLP and Deloitte S. L. as auditors of the Company	For	For	Issuer

				To authorise the Audit Committee to determine the auditors' remuneration	For	For	Issuer

				To authorise the directors to allot shares	For	For	Issuer

				To disapply statutory pre-emption rights	For	For	Issuer

				To authorise the Company to purchase its own shares	For	For	Issuer

				To amend Article 64 of the Company's Articles of Association	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
ONEOK, Inc.	5/20/2015	682680103	OKE	Election of Director: James C. Day	For	For	Issuer

				Election of Director: Julie H. Edwards	For	For	Issuer

				Election of Director: William L. Ford	For	For	Issuer

				Election of Director: John W. Gibson	For	For	Issuer

				Election of Director: Steven J. Malcolm	For	For	Issuer

				Election of Director: Jim W. Mogg	For	For	Issuer

				Election of Director: Pattye L. Moore	For	For	Issuer

				Election of Director: Gary D. Parker	For	For	Issuer

				Election of Director: Eduardo A. Rodriguez	For	For	Issuer

				Election of Director: Terry K. Spencer	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm of ONEOK, Inc. for the year ending December 31, 2015	For	For	Issuer

				An advisory vote to approve Oneok, Inc.'s executive compensation	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
The Williams Companies, Inc.	5/21/2015	969457100	WMB	Election of Director: Alan S. Armstrong	For	For	Issuer

				Election of Director: Joseph R. Cleveland	For	For	Issuer

				Election of Director: Kathleen B. Cooper	For	For	Issuer

				Election of Director: John A. Hagg	For	For	Issuer

				Election of Director: Juanita H. Hinshaw	For	For	Issuer

				Election of Director: Ralph Izzo	For	For	Issuer

				Election of Director: Frank T. Macinnis	For	For	Issuer

				Election of Director: Eric W. Mandelblatt	For	For	Issuer

				Election of Director: Keith A. Meister	For	For	Issuer

				Election of Director: Steven W. Nance	For	For	Issuer

				Election of Director: Murray D. Smith	For	For	Issuer

				Election of Director: Janice D. Stoney	For	For	Issuer

				Election of Director: Laura A. Sugg	For	For	Issuer

				Ratification of Ernst & Young LLP as auditors for 2015.	For	For	Issuer

				Approval, by nonbinding advisory vote, of the Company's executive compensation.	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
TerraForm Power, Inc.	6/2/2015	88104R100	TERP	Election of Directors: 1. Ahmad Chatila 2. Carlos Domenech Zornoza 3. Brian Wuebbels 4. Hanif Dahya 5. Mark Florian 6. Mark Lerdal 7. Martin Truong 8. Francisco Perez Gundin 9. Steven Tesoriere	For	For	Issuer

				Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for 2015.	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Buckeye Partners, L.P.	6/2/2015	118230101	BPL	Election of Directors: 01 - Pieter Bakker 02 - Barbara M. Baumann 03 - Mark C. McKinley 04 - Donald W. Niemiec	For	For	Issuer

				The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2015.	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Markwest Energy Partners, L.P.	6/3/2015	570759100	MWE	Election of Directors: 1. Frank M. Semple 2. Donald D. Wolf 3. Michael L. Beatty 4. William A. Bruckmann III 5. Donald C. Heppermann 6. Randall J. Larson 7. Anne E. Fox Mounsey 8. William P. Nicoletti	For	For	Issuer

				Ratification of Deloitte & Touche LLP as the Partnership's independent registered public accountants for the fiscal year ending December 31, 2015.	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Abengoa Yield PLC	6/19/2015	G00349103	ABY	To approve the appointment of Mr. Javier Garoz as Chief Executive Officer of the Company	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE POWER AND ENERGY INFRASTRUCTURE FUND, INC.

Date: August 26, 2015	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer